Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000012161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000012162
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	5.05%	5.78%
Without Sales Load [Member] | C000012161
Average Annual Return [Line Items]
Average Annual Return, Percent	17.29%	4.97%	5.71%
NACC2 Index: Wellesley Income Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.07%	4.53%	5.35%
NACC2 Index: Wellesley Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wellesley Income Composite Index
Average Annual Return, Percent	18.07%	4.53%	5.35%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.24%	15.15%	12.75%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	35.24%	15.15%	12.75%